Disclosure of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Provisions	$ 14,276	$ 27,370	$ 14,367
Pension liability	11,854	19,401	24,635
Other employee benefits	2,564	2,756	2,356
Unearned revenue	1,857	2,435	849
Other liabilities	$ 30,551	$ 51,962	$ 42,207